TAXATION (Details Narrative) ¥ in Thousands, $ in Millions				12 Months Ended
	Dec. 31, 2018	Dec. 31, 2008	Mar. 16, 2007	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2025 CNY (¥)	Apr. 01, 2019
Operating Loss Carryforwards [Line Items]
Percentage of income tax rate				8.25%
Taxable income | $				$ 2
Percentage of income tax rate				25.00%	25.00%	25.00%
Percentage of standard tax rate				16.50%
Validity of preferential tax rate				3 years
Net deferred tax assets
Deferred tax and other liabilities, noncurrent
Tax losses carry forwards							654,376
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Percentage of income tax rate			25.00%	16.50%
Percentage of research and development expenditure eligible for deduction	175.00%	150.00%				200.00%
Additional deduction of research and development expenses percentage	75.00%	50.00%				100.00%
State Administration of Taxation, China [Member] | Foreign Tax Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Percentage of income tax rate				25.00%
State Administration of Taxation, China [Member] | Zhejiang Jixiangecommerceco Ltd [Member] | Tax Year 2021 [Member]
Operating Loss Carryforwards [Line Items]
Preferential tax rate percentage			15.00%
State Administration of Taxation, China [Member] | Other Entities [Member]
Operating Loss Carryforwards [Line Items]
Percentage of income tax rate				25.00%
CN [Member]
Operating Loss Carryforwards [Line Items]
Tax losses carry forwards							¥ 654,376
Outside China [Member]
Operating Loss Carryforwards [Line Items]
Percentage of income tax dividends distributed				10.00%
HK [Member]
Operating Loss Carryforwards [Line Items]
Percentage of tax rate withholding				5.00%
HK [Member] | Other Investee [Member]
Operating Loss Carryforwards [Line Items]
Equity method investment, ownership percentage							25.00%
Agricultural Products [Member] | CN [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate percent							25.00%	9.00%
Other Products [Member] | CN [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate percent								13.00%
Logistics Services [Member] | CN [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate percent								9.00%
Service, Other [Member] | CN [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate percent								6.00%